Condensed Statement of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income	¥ 762,923	$ 117,261	¥ 643,829	¥ 535,825
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(33,876)	(5,208)	19,242	4,885
Fair value fluctuation of available-for-sale investment (Note 4)	250,425	38,490	(4,710)	718
Fair value fluctuation of available-for-sale investment of affiliates	2,281	351	1,709
Other comprehensive income	218,830	33,633	16,241	5,603
Comprehensive income	980,692	150,730	614,132	531,905
Parent Company
Condensed Statement of Income Captions [Line Items]
Net income	762,923	117,261	643,829	535,825
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(33,845)	(5,204)	19,324	4,882
Fair value fluctuation of available-for-sale investment (Note 4)	250,425	38,490	(4,710)	718
Fair value fluctuation of available-for-sale investment of affiliates	2,281	351	1,709
Other comprehensive income	218,861	33,637	16,323	5,600
Comprehensive income	¥ 981,784	$ 150,898	¥ 660,152	¥ 541,425